UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund

Schedule of Investments

July 31, 2013 (unaudited)

Equity securities	Shares	Value (000)	Percent of net assets
Asia-Pacific — 26.7%
China — 8.4%
Anhui Conch Cement Co. Ltd. (Hong Kong)	804,000	$2,379	0.4%

ANTA Sports Products Ltd. (Hong Kong)	1,779,000	2,010	0.3

Bank of China Ltd. (Hong Kong)	13,463,511	5,642	1.0

Beijing Enterprises Holdings Ltd. (Hong Kong)	481,000	3,216	0.5

Beijing Enterprises Water Group Ltd. (Hong Kong)	2,930,000	1,186	0.2

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)[1]	3,464,000	1,563	0.3

China Petroleum & Chemical Corp. (Hong Kong)	4,656,600	3,465	0.6

China Power International Development Ltd. (Hong Kong)	5,251,000	2,207	0.4

China Shenhua Energy Co. Ltd. (Hong Kong)	1,380,500	3,987	0.7

CSR Corp. Ltd. (Hong Kong)	1,890,000	1,260	0.2

First Tractor Co. Ltd. (Hong Kong)	1,594,000	941	0.2

Haitian International Holdings Ltd. (Hong Kong)	1,813,000	3,062	0.5

Hilong Holding Ltd. (Hong Kong)	6,419,000	3,758	0.6

Honghua Group Ltd. (Hong Kong)	4,497,000	1,293	0.2

Industrial & Commercial Bank of China Ltd. (Hong Kong)	388,000	255	––

Lenovo Group Ltd. (Hong Kong)	3,990,000	3,637	0.6

Minth Group Ltd. (Hong Kong)	1,664,000	2,961	0.5

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	2,055,000	1,301	0.2

Shenguan Holdings (Group) Ltd. (Hong Kong)	4,348,000	1,850	0.3

Zhongsheng Group Holdings Ltd. (Hong Kong)	740,000	767	0.1

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	1,404,000	3,720	0.6

		50,460	8.4

Hong Kong — 2.0%
AIA Group Ltd.	692,200	3,280	0.6

HKT Trust, units	6,042,000	5,913	1.0

SJM Holdings Ltd.	1,060,000	2,657	0.4

		11,850	2.0

India — 2.0%
Bharti Airtel Ltd.	1,333,067	7,553	1.3

DLF Ltd.	283,000	697	0.1

ICICI Bank Ltd.	63,443	948	0.2

Jain Irrigation Systems Ltd.	393,324	326	––

Kotak Mahindra Bank Ltd.	39,570	425	0.1

United Spirits Ltd.	50,000	1,961	0.3

		11,910	2.0

Malaysia — 1.3%
Bumi Armada Bhd.	2,242,900	2,731	0.4

CIMB Group Holdings Bhd.	679,100	1,647	0.3

Genting Bhd.	915,300	2,774	0.5

IHH Healthcare Bhd.[1]	189,000	233	––

IJM Corp. Bhd.	369,100	659	0.1

		8,044	1.3

Singapore — 1.6%
DBS Group Holdings Ltd.	342,943	4,506	0.7

Mapletree Greater China Commercial Trust[1]	6,243,000	4,618	0.8

	Shares	Value (000)	Percent of net assets
Asia-Pacific (continued)
Singapore (continued)
Singapore Telecommunications Ltd.	111,000	$343	0.1%

		9,467	1.6

South Korea — 4.2%
Amoropacific Corp.	223	188	––

Daum Communications Corp.	3,000	234	––

Hana Financial Group Inc.	39,060	1,252	0.2

Hyundai Engineering & Construction Co., Ltd.	4,100	216	––

Hyundai Mobis Co., Ltd.	13,703	3,342	0.6

Hyundai Motor Co.	30,300	6,271	1.1

Korea Electric Power Corp.[1]	10,550	269	––

OCI Co. Ltd.	26,071	3,864	0.6

Samsung Electronics Co. Ltd.	3,092	3,523	0.6

SK hynix Inc.[1]	237,790	5,757	1.0

SK Telecom Co., Ltd.	2,000	393	0.1

		25,309	4.2

Taiwan — 5.3%
ASUSTeK Computer Inc.	376,820	3,293	0.6

CTCI Corp.	1,379,000	2,483	0.4

Delta Electronics, Inc.	1,115,000	5,410	0.9

Hon Hai Precision Industry Co., Ltd.	555,100	1,440	0.3

MediaTek Inc.	562,000	6,747	1.1

Taiwan Cement Corp.	2,616,000	3,197	0.5

Taiwan Semiconductor Manufacturing Co. Ltd.	2,472,000	8,450	1.4

Tripod Technology Corp.	327,000	682	0.1

		31,702	5.3

Thailand — 1.9%
Advanced Info Service PCL	273,700	2,492	0.4

Bangkok Bank PCL, nonvoting depository receipt	955,200	6,256	1.1

Shin Corp. PCL	878,000	2,441	0.4

		11,189	1.9

Eastern Europe and Middle East — 3.2%
Oman — 0.3%
BankMuscat (SAOG) (GDR)	309,541	1,894	0.3

BankMuscat (SAOG) (GDR)[2]	24,603	151	––

		2,045	0.3

Poland — 0.1%
Bank Pekao SA	8,700	447	0.1

Telekomunikacja Polska SA	69,497	165	––

		612	0.1

Russia — 2.2%
OAO Lukoil (ADR)	29,529	1,742	0.3

OJSC Gazprom (ADR)	430,532	3,337	0.6

OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	144,000	1,931	0.3

Sberbank of Russia	1,259,713	3,639	0.6

Sberbank of Russia (GDR)[2]	145,436	1,677	0.3

Yandex NV, Class A1	20,400	663	0.1

		12,989	2.2

Equity securities	Shares	Value (000)	Percent of net assets
Eastern Europe and Middle East (continued)
Turkey — 0.1%
Türk Telekomünikasyon AS, Class D	93,620	$337	0.1%

United Arab Emirates — 0.5%
DP World Ltd.	195,452	3,108	0.5

Latin America — 2.5%
Brazil — 1.4%
Banco Bradesco SA, preferred nominative (ADR)	16,830	206	––

BRF - Brasil Foods SA, ordinary nominative	16,400	349	0.1
BRF - Brasil Foods SA, ordinary nominative (ADR)	72,100	1,545	0.2

Gerdau SA (ADR)	416,300	2,639	0.5

Hypermarcas SA, ordinary nominative	333,100	2,411	0.4

Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	52,000	650	0.1

Oi SA, ordinary nominative	75,000	148	––
Oi SA, ordinary nominative (ADR)	2,680	5	––
Oi SA, preferred nominative	144,000	264	0.1
Oi SA, preferred nominative (ADR)	133,922	248	––

		8,465	1.4

Chile — 0.3%
Inversiones La Construccion SA	98,000	1,264	0.2

Ripley Corp SA	185,000	140	0.1

		1,404	0.3

Mexico — 0.8%
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	243,353	2,801	0.5

Grupo Comercial Chedraui, SAB de CV, Class B	105,000	341	––

Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B1[1]	814,200	1,812	0.3

		4,954	0.8

Africa — 0.1%
South Africa — 0.1%
AngloGold Ashanti Ltd.	39,092	508	0.1
AngloGold Ashanti Ltd. (ADR)	21,400	282	––

		790	0.1

Other markets — 10.8%
Australia — 0.4%
Oil Search Ltd.	344,342	2,507	0.4

Austria — 0.6%
Vienna Insurance Group	63,879	3,304	0.6

Canada — 1.3%
Centerra Gold Inc.	182,000	806	0.1

First Quantum Minerals Ltd.	447,500	7,189	1.2

		7,995	1.3

Italy — 0.4%
Tenaris SA (ADR)	53,143	2,362	0.4

Netherlands — 1.8%
Fugro NV	92,540	5,638	1.0

	Shares	Value (000)	Percent of net assets
Other markets (continued)
Netherlands (continued)
Unilever NV, depository receipts	124,907	$5,025	0.8%

		10,663	1.8

United Kingdom — 4.5%
Anglo American PLC	68,700	1,471	0.3

Glencore Xstrata PLC	96,700	408	0.1

Global Ports Investments PLC (GDR)	111,647	1,340	0.2

Imperial Tobacco Group PLC	92,815	3,115	0.5

Inchcape PLC	599,000	5,198	0.9

Mondi PLC	53,558	798	0.1

SABMiller PLC	111,300	5,453	0.9

Standard Chartered PLC	387,857	8,976	1.5

		26,759	4.5

United States of America — 1.8%
Cobalt International Energy, Inc.[1]	121,800	3,514	0.6

Ensco PLC, Class A	124,200	7,122	1.2

		10,636	1.8

Miscellaneous — 3.9%
Equity securities in initial period of acquisition		23,512	3.9

Total equity securities (cost: $278,911,000)		282,373	47.2

Bonds and notes	Principal amount (000)
Latin America — 20.0%
Argentina — 0.2%
Provincia de Buenos Aires 10.875% January 26, 2021	$1,675	1,214	0.2

Brazil — 7.5%
Banco Votorantim SA 6.25% May 16, 2016[3]	BRL 1,000	477	0.1

Brazil (Federal Republic of) Global:
4.875% January 22, 2021	$2,000	2,131	0.4
10.25% January 10, 2028	BRL 1,961	896	0.1
Brazil Notas do Tesouro Nacional:
Series F, 10.00% January 1, 2014 - January 1, 2021	12	5,248	0.9
Series B, 6.00% May 15, 2015 - August 15, 2050[3]	27	29,794	5.0

Cosan Luxembourg SA 9.50% March 14, 2018	500	210	––

Marfrig Holdings (Europe) BV 8.375% May 9, 2018	$450	432	0.1

Marfrig Overseas Ltd.: 9.50% May 4, 2020	105	105	––

9.50% May 4, 2020[2]	525	525	0.1

Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021	254	257	––

Odebrecht Offshore Drilling Finance Ltd. 6.75% October 1, 2022[2]	4,630	4,632	0.8

		44,707	7.5

Chile — 1.4%
Banco Santander Chile:
2.275% February 14, 2014[2,4]	2,450	2,461	0.4
	Principal amount (000)	Value (000)	Percent of net assets
Latin America (continued)
Chile (continued)
2.149% June 7, 2018[2,4]	$1,200	$1,205	0.2%

Chilean Government:
3.00% March 1, 2018 - March 1, 2023[3]	CLP 80,000	3,741	0.6

Emgesa SA ESP 8.75% January 25, 2021	COP 1,770,000	1,004	0.2

		8,411	1.4

Colombia — 0.1%
Transportadora de Gas Internacional 5.70% March 20, 2022[2]	$400	423	0.1

Mexico — 8.5%
BBVA Bancomer SA 6.50% March 10, 2021	250	264	0.1

CEMEX Finance LLC 9.50% December 14, 2016	1,290	1,380	0.2

CEMEX SA 9.25% May 12, 2020	250	275	0.1

Petroleos Mexicanos 4.875% January 24, 2022	750	773	0.1

United Mexican States Government:
Series MI10, 9.50% December 18, 2014	MXN 29	239	––
Series M10, 7.75% December 14, 2017	40	351	0.1
2.50% December 10, 2020[3]	78	626	0.1
Series M, 6.50% June 10, 2021	998	8,171	1.4
Series M20, 10.00% December 5, 2024	955	9,970	1.7
Series M30, 10.00% November 20, 2036	627	6,516	1.1
4.00% November 15, 2040[3]	2,208	18,811	3.1
United Mexican States Government Global, Series A, 6.05% January 11, 2040	$1,550	1,728	0.3

Urbi Desarrollos Urbanos SAB de CV:
8.50% April 19, 2016[5]	1,425	285	––
8.50% April 19, 2016[2,5]	560	112	––
9.50% January 21, 2020[5]	2,400	480	0.1
9.50% January 21, 2020[2,5]	230	46	––

9.75% February 3, 2022	990	198	––
9.75% February 3, 2022[2]	1,655	331	0.1

		50,556	8.5

Panama — 0.0%
ENA Norte Trust 4.95% April 25, 2028[2]	241	239	––

Peru — 0.7%
Banco de Credito del Peru 6.875% September 16, 2026	1,800	1,904	0.3

Peru (Republic of) 5.20% September 12, 2023	PEN 100	358	0.1

Transportadora de Gas del Peru SA 4.25% April 30, 2028[2]	$2,115	1,935	0.3

		4,197	0.7

Uruguay — 0.2%
Uruguay (Republic of):
5.00% September 14, 2018[3]	UYU 5,007	262	––
4.375% December 15, 2028[3]	23,046	1,202	0.2

		1,464	0.2

Venezuela — 1.4%
Venezuela (Republic of):
9.25% September 15, 2027 - May 7, 2028	$9,600	8,011	1.4

Bonds and notes	Principal amount (000)	Value (000)	Percent of net assets
Latin America (continued)
Venezuela (continued)
9.375% January 13, 2034	$225	$184	–– %

		8,195	1.4

Eastern Europe and Middle East — 4.8%
Belarus — 0.0%
Republic of Belarus 8.95% January 26, 2018	340	340	––

Croatia — 0.2%
Croatian Government: 5.50% April 4, 2023	200	199	––

5.50% April 4, 2023[2]	1,175	1,169	0.2

		1,368	0.2

Hungary — 0.1%
Hungarian Government:
4.125% February 19, 2018	180	177	––
6.25% January 29, 2020	305	323	0.1

		500	0.1

Iraq — 0.1%
Iraq (Republic of) 5.80% January 15, 2028	600	508	0.1

Poland — 0.1%
Poland Government Bond 4.00% October 25, 2023	PLN 1,931	601	0.1

Russia — 2.2%
Brunswick Rail Finance Ltd. 6.50% November 1, 2017[2]	$750	744	0.1

Gazprom OJSC 4.95% July 19, 2022[2]	270	264	––

OJSC AK Transneft 5.67% March 5, 2014	495	509	0.1

Russian Federal Bond - OFZ 7.05% January 19, 2028	RUB 158,500	4,508	0.8

RZD Capital Ltd. 8.30% April 2, 2019	206,200	6,412	1.1

Sberbank of Russia 5.717% June 16, 2021	$500	521	0.1

		12,958	2.2

Slovenia — 1.0%
Slovenia (Republic of): 5.50% October 26, 2022	3,795	3,587	0.6

5.85% May 10, 2023[2]	2,365	2,248	0.4

		5,835	1.0

Turkey — 1.1%
Turkey (Republic of):
9.50% January 12, 2022	TRY 5,615	2,937	0.5
3.00% February 23, 2022[3]	7,095	3,646	0.6

		6,583	1.1

	Principal amount (000)	Value (000)	Percent of net assets
Eastern Europe and Middle East (continued)
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% March 13, 2017	$300	$316	–– %

Asia-Pacific — 3.7%
China — 1.1%
China Government International Bond 4.75% October 29, 2013	144	145	––

CNOOC Finance 2013 Ltd.:
1.75% May 9, 2018	400	387	0.1
3.00% May 9, 2023	2,550	2,329	0.4

Longfor Properties Co. Ltd. 9.50% April 7, 2016	2,300	2,488	0.4

Renhe Commercial Holdings Co. Ltd.:
11.75% May 18, 2015	1,275	837	0.1
13.00% March 10, 2016	550	328	0.1

		6,514	1.1

India — 0.9%
ICICI Bank Ltd. 4.70% February 21, 2018[2]	1,325	1,358	0.2

India Government Bond 9.15% November 14, 2024	INR 230,000	3,900	0.7

		5,258	0.9

Philippines — 1.2%
Philippines (Republic of):
Series 1054, 6.375% January 19, 2022	PHP 240,741	6,741	1.1
6.25% January 14, 2036	23,000	598	0.1

		7,339	1.2

South Korea — 0.5%
South Korean Government, Series 1609, 5.00% September 10, 2016	KRW 3,497,300	3,296	0.5

Africa — 3.3%
Angola — 0.1%
Republic of Angola, Series 2012-1, 7.00% August 16, 2019	$250	268	0.1

Nigeria — 0.9%
Nigerian Government Bond 10.00% July 23, 2030	NGN 1,140,800	5,402	0.9

South Africa — 2.3%
South Africa (Republic of):
Series 197, 5.50% December 7, 2023[3]	ZAR 1,550	213	––
Series R214, 6.50% February 28, 2041	169,554	12,692	2.1

Steinhoff International Holdings Ltd. 9.625% convertible debenture, July 20, 2015	8,000	1,046	0.2

		13,951	2.3

Other markets — 1.6%
Canada — 0.2%
Inmet Mining Corp.:
8.75% June 1, 2020	$220	232	––
7.50% June 1, 2021[2]	955	960	0.2

		1,192	0.2

Bonds and notes	Principal amount (000)	Value (000)	Percent of net assets
Other markets (continued)
Jamaica — 0.4%
Digicel Group Ltd. 8.25% September 30, 2020[2]	$2,375	$2,565	0.4%

Switzerland — 0.3%
Transocean Inc. 6.375% December 15, 2021	1,700	1,923	0.3

United Kingdom — 0.1%
SABMiller Holdings, Inc. 1.85% January 15, 2015[2]	400	406	0.1

United States of America — 0.6%
Arcos Dorados Holdings Inc. 10.25% July 13, 2016[2]	BRL 3,900	1,735	0.3

Trilogy International Partners, LLC 10.25% August 15, 2016[2]	$1,700	1,636	0.3

		3,371	0.6

Miscellaneous — 1.0%
Bonds and notes in initial period of acquisition		5,814	1.0

Total bonds and notes (cost: $221,066,000)		205,714	34.4

Short-term securities
Commercial Paper — 13.6%
Australia & New Zealand Banking Group Ltd. 0.17% due 8/8/13[2]	9,400	9,400	1.6
Coca-Cola Co. 0.12% due 10/4/13[2]	4,400	4,399	0.7
EI du Pont de Nemours & Co. 0.09% due 8/26/13[2]	7,000	6,999	1.2
General Electric Co. 0.05% due 8/1/13	13,400	13,400	2.2
Gotham Funding Corp. 0.16% due 8/6/13[2]	7,000	7,000	1.2
Honeywell International, Inc. 0.11% due 9/23/13[2]	4,600	4,599	0.8
Nestle Finance International Ltd. 0.11% due 9/13/13	10,000	9,999	1.7
Province of Quebec Canada 0.13% due 9/12/13[2]	5,000	4,999	0.8
Sumitomo Mitsui Banking Corp. 0.12%-0.22% due 8/5/13-9/9/13[2]	13,100	13,098	2.2
Victory Receivables Corp. 0.16% due 8/22/13[2]	7,500	7,499	1.2
		81,392	13.6

Discount Notes — 3.7%
Federal Home Loan Bank 0.07% due 8/7/13	11,096	11,096	1.9
Federal Home Loan Mortgage Corp. 0.11% due 11/19/13	10,900	10,898	1.8
		21,994	3.7

Total short-term securities (cost: $103,385,000)		103,386	17.3

Total investment securities (cost: $603,362,000)		591,473	98.9
Other assets less liabilities (including forward currency contracts)		6,839	1.1
Net assets		$598,312	100.0%

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,815,000, which represented 14.18% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government retail price index.
[4]	Coupon rate may change periodically.
[5]	Scheduled interest and/or principal payment was not received.

Abbreviations

Securities:

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

Currency:

BRL — Brazilian real

CLP — Chilean peso

COP — Colombian peso

INR — Indian rupee

KRW — Korean won

MXN — Mexican peso

NGN — Nigerian naira

PEN — Peruvian nuevo sol

PHP — Philippine peso

PLN — Polish zloty

RUB — Russian ruble

TRY — Turkish lira

UYU — Uruguayan peso

ZAR — South African rand

Valuation

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications - The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2013 (dollars in thousands):

[1]	Level 2 includes investment securities with an aggregate value of $2,045,000, which represented 0.34% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees..
[2]	Forward currency contracts are not included in the investment portfolio.

	Investment securities
	Level 1	Level 2[1]	Level 3	Total
Assets:
Equity securities:
Asia-Pacific	$ 159,931	$ –	$ –	$ 159,931
Other markets	96,885	2,045	–	98,930
Bonds and notes
Latin America	–	119,406	–	119,406
Other markets	–	80,494	–	80,494
Miscellaneous	23,512	5,814	–	29,326
Short-term securities	–	103,386	–	103,386
Total	$ 280,328	$ 311,145	$ –	$ 591,473

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 996	$ –	$ 996
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(550)	–	(550)
Total	$ –	$ 446	$ –	$ 446

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of July 31, 2013, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally at or lower than the amounts presented below (as a percentage of the fund’s total net assets).

		Contract amount (000)		U.S. valuation (000)
	Counterparty	Non-U.S.	U.S.	Amount	Unrealized appreciation/ (depreciation)
Sales:
Australian Dollar to U.S. Dollar expiring 8/9/2013	Credit Suisse First Boston	AUD432	$392	$388	$4
Brazilian Real to U.S. Dollar expiring 8/12/13	Bank of America	BRL11,526	5,059	5,041	18
Brazilian Real to U.S. Dollar expiring 8/12 -8/23/2013	Credit Suisse First Boston	BRL37,935	16,730	16,571	159
Brazilian Real to U.S. Dollar expiring 9/3/2013	Bank of America	BRL40,838	17,735	17,771	(36)
British Pound to U.S. Dollar expiring 8/13 -9/3/2013	Bank of New York Mellon	GBP5,069	7,668	7,710	(42)
British Pound to U.S. Dollar expiring 8/23/2013	UBS AG	GBP2,406	3,671	3,660	11
Canadian Dollar to U.S. Dollar expiring 8/26/2013	Credit Suisse First Boston	CAD1,779	1,718	1,731	(13)
Canadian Dollar to U.S. Dollar expiring 8/27/2013	JPMorgan Chase	CAD349	339	339	– *
Chilean Peso to U.S. Dollar expiring 8/23/2013	Credit Suisse First Boston	CLP96,428	192	187	5
Chinese Renminbi to U.S. Dollar expiring 8/23/2013	Bank of America	CNY46,319	7,483	7,545	(62)
Colombian Peso to U.S. Dollar expiring 8/23/2013	Bank of America	COP647,530	342	341	1
Euro to U.S. Dollar expiring 8/13 -8/22/2013	Bank of New York Mellon	EUR10,498	13,716	13,967	(251)
Euro to U.S. Dollar expiring 9/3/2013	UBS AG	EUR519	686	690	(4)
Hong Kong Dollar to U.S. Dollar expiring 8/23/2013	UBS AG	HKD13,104	1,689	1,690	(1)
Indian Rupee to U.S. Dollar expiring 8/23/2013	Bank of America	INR571,844	9,554	9,347	207
South Korean Won to U.S. Dollar expiring 8/12/2013	Citibank N.A	KRW2,332,878	2,051	2,076	(25)
South Korean Won to U.S. Dollar expiring 8/23 - 9/3/2013	Bank of America	KRW13,675,540	12,186	12,156	30
South Korean Won to U.S. Dollar expiring 8/26/2013	UBS AG	KRW661,435	592	588	4
Malaysian Ringgit to U.S. Dollar expiring 8/23/2013	Bank of America	MYR6,015	1,881	1,852	29
Mexican Peso to U.S. Dollar expiring 8/13/2013	UBS AG	MXN112,890	8,753	8,828	(75)
Mexican Peso to U.S. Dollar expiring 8/26/2013	Bank of New York Mellon	MXN130,972	10,435	10,228	207
Mexican Peso to U.S. Dollar expiring 8/27/2013	Citibank N.A.	MXN12,846	1,017	1,003	14
		Contract amount (000)		U.S. valuation (000)
	Counterparty	Non-U.S.	U.S.	Amount	Unrealized appreciation/ (depreciation)
Mexican Peso to U.S. Dollar expiring 9/3/2013	Bank of America	MXN16,833	$1,305	$1,313	$(8)
Philippine Peso to U.S. Dollar expiring 8/23/2013	Bank of America	PHP38,540	893	888	5
Russian Ruble to U.S. Dollar expiring 8/22/2013	Citibank N.A.	RUB409,000	12,554	12,363	191
Singapore Dollar to U.S. Dollar expiring 8/13/2013	Credit Suisse First Boston	SGD710	562	558	4
Singapore Dollar to U.S. Dollar expiring 8/23/2013	Bank of America	SGD1,807	1,428	1,422	6
South African Rand to U.S. Dollar expiring 8/15/2013	Bank of America	ZAR20,080	1,999	2,031	(32)
South African Rand to U.S. Dollar expiring 8/26/2013	Credit Suisse First Boston	ZAR2,114	214	213	1
South African Rand to U.S. Dollar expiring 8/26/2013	UBS AG	ZAR67,306	6,813	6,797	16
Taiwanese Dollar to U.S. Dollar expiring 8/23/2013	Bank of America	TWD252,557	8,444	8,424	20
Thai Baht to U.S. Dollar expiring 8/23/2013	Bank of America	THB46,920	1,509	1,497	12
Turkish Lira to U.S. Dollar expiring 8/19/2013	UBS AG	TRY6,914	3,587	3,558	29
Turkish Lira to U.S. Dollar expiring 8/26/2013	Credit Suisse First Boston	TRY4,885	2,534	2,511	23
Turkish Lira to U.S. Dollar expiring 9/3/2013	UBS AG	TRY610	312	313	(1)
Forward currency contracts — net					$446

(dollars in thousands)
Gross unrealized appreciation on investment securities	$30,925
Gross unrealized depreciation on investment securities	(43,831)
Net unrealized appreciation on investment securities	(12,906)
Cost of investment securities for federal income tax purposes	604,379

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital, your relationship manager and on the Web and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 27, 2013